Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Trade payables	$ 8,609	$ 10,496
Wages and benefits payable	4,906	5,593
Current portion of royalty payment obligations (note 10)	3,308	3,043
Current portion of license acquisition payment obligation		1,302
Current portion of other employee benefit liabilities (note 10)	2,495	2,374
Trade and other current payables	$ 19,318	$ 22,808